Current Assets - Cash and Cash Equivalents - Additional Information (Details) - Deposit	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2022	Jun. 30, 2021
Current Assets Cash And Cash Equivalents [Line Items]
Number of Australian banks containing short term deposit	2
Average interest rate of short term deposits	4.71%	4.67%	0.43%
Bottom of Range
Current Assets Cash And Cash Equivalents [Line Items]
Short term deposit period	30 days
Top of Range
Current Assets Cash And Cash Equivalents [Line Items]
Short term deposit period	92 days